Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2010 Quigley Co, Inc., a wholly owned subsidiary [Member]	Oct. 31, 2012 Wyeth - Rapamune [Member]	Dec. 31, 2012 Rapamune [Member] U.S. Department of Justice [Member] Wyeth - Rapamune [Member]
Income Taxes [Line Items]
Loss Contingency, Damages Awarded, Value									$ 491.0	$ 491.0
Legal matter, asbestos litigation	$ 2,220	[1]	$ 784	[1]	$ 1,723	[1]	$ 1,300	$ 1,300

[1]	In 2012, primarily includes a $491 million charge resulting from an agreement-in-principle with the U.S. Department of Justice to resolve an investigation into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc. (See Note 17. Commitments and Contingencies.)